Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
Subsequent Events

29. Subsequent Events

In January 2021, the Company completed the offering of US$750 million of convertible senior notes due 2026 (the “2026 Notes”) and US$750 million of convertible senior notes due 2027 (the “2027 Notes”), which included the exercise in full by the initial purchasers to purchase up to an additional US$100 million of the 2026 Notes and the 2027 Notes, respectively. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs,  or a combination of cash and ADSs, at the Company’s discretion. In addition, the Company entered into separate and individually privately negotiated agreements with certain holders of its outstanding 4.50% convertible senior notes due 2024 (the “2024 Notes”) to exchange approximately US$581.7 million principal amount of the outstanding 2024 Notes for its ADSs, each representing one Class A ordinary share of the Company (the “2024 Notes Exchanges”). The 2024 Notes Exchanges closed on January 15, 2021. In connection with the 2024 Notes Exchanges, the Company also entered into agreements with certain financial institutions that are parties to its existing capped call transactions (which the Company had entered into in February 2019 in connection with the issuance of the 2024 Notes) to terminate a portion of the relevant existing capped call transactions in a notional amount corresponding to the portion of the principal amount of such 2024 Notes exchanged. In connection with such terminations of the existing capped call transactions, the Company received deliveries of the ADSs in such amounts as specified pursuant to such termination agreements on January 15, 2021.

In February 2021, the Company completed the increase of its controlling equity interests in NIO China through the purchase of certain investors’ equity interests and the subscription for newly increased registered capital. As a result, the Company holds an aggregate of 90.360% controlling equity interests in NIO China.

In March 2021, the Group entered into definitive agreements with JAC to establish a joint venture for manufacture management and operations with a registered capital of RMB500 million where the Group holds 49% equity interests.